Property, plant and equipment - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Property, plant and equipment - Text Details (Detail) [Line Items]
Land	€ 51		€ 56
Property, plant and equipment	€ 2,866	[1]	1,712	[1]	€ 1,591
IFRS 16 [Member]
Property, plant and equipment - Text Details (Detail) [Line Items]
Property, plant and equipment			€ 760

[1]	Includes the impact of IFRS 16 lease accounting following its adoption as of January 1, 2019. For more details refer to the Significant accounting policies.